Notes to the Profit or Loss Statement - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Provisions [Line Items]
Expected Tax Rate	26.675%	26.675%	26.675%
Corporate tax rate	15.00%
Solidarity surcharge	5.50%
Effective trade tax rate	10.85%
Earnings Before Income Taxes	€ (190,923,000)	€ 17,520,000	€ (591,051,000)
Expected Income Tax	50,929,000	(4,674,000)	157,663,000
Tax Effects Resulting from:
Share-based Payment	(1,463,000)	(358,000)	(547,000)
Permanent Differences	(336,000)	0	(58,971,000)
Non-Tax-Deductible Items	(395,000)	(574,000)	(1,992,000)
Non-taxable income	1,213,000	0	0
Derecognition of Deferred Tax Assets on Temporary Differences	(15,847,000)	(112,354,000)	(8,117,000)
Derecognition of Deferred Tax Assets on Tax Losses	(32,975,000)	(45,953,000)	(7,817,000)
Tax Rate Differences to Local Tax Rates	(1,312,000)	(4,617,000)	(3,721,000)
Prior Year Taxes	1,055,000	0	96,000
Other Effects	320,000	(49,000)	(3,000)
Total Income Tax Benefit / (Expenses)	€ 1,188,537	€ (168,578,523)	€ 76,590,860
Effective Tax Rate	0.60%	962.20%	13.00%
Previously Reported
Tax Effects Resulting from:
Total Income Tax Benefit / (Expenses)		€ (168,578,000)